Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Leases
2025	$ 151		$ 118
2026	120		124
2027	17		19
2028
2029
Thereafter
Total undiscounted lease payments	288		261
Less: imputed interest	(15)		(46)
Total discounted lease payments	273		215
Less: current portion	(89)	$ (2,138)	(151)
Long-term lease liabilities			$ 64
Cash payments (in thousands)	$ 1,385	$ 2,139
Weighted average remaining lease term (years)	1 year 10 months 24 days	6 years 14 days
Weighted average discount rate	5.70%	7.20%